FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
      GAM Funds, Inc.    135 East 57th Street, New York, New York
10022

2. Name of each series or class of funds for which this notice is filed:
      GAM International Fund - Class A,B,C and D
      GAM Global Fund - Class A, B,C and Class D
      GAM Pacific Basin Fund - Class A, B,C and Class D
      GAM North America Fund - Class A,B,C
      GAM Japan Capital Fund - Class A,B,C
      GAM Europe Fund - Class A,B,C
      GAMerica Fund - Class A,B,C
      GAM Asian Fund - Class A (Fund Liquidated 12/31/98)

3.   Investment Company Act File Number:  811-4062
      Securities Act File Number:                      2-92136

4(a).  Last day of fiscal year for which this notice is filed:
         December 31, 1998

4(b).  Check box if this notice is being filed late.

4(c). Check this box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
fiscal year pursuant to section 24f-2: $1,972,509,465
      (ii)  Aggregate price of securities redeemed or
             repurchased during the fiscal year:	787,804,939

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$0
      (iv)  Total available redemption credits.
               [add Items 5(ii) and 5(iii)]:    $787,804,939
     (v) Net Sales - If Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $1,184,704,526
      (vi)  Redemption credits available for use in future years
$(0)
              - If Item 5(i) is less than 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:

      (vii) Multiplier for determining registration fee (See
Instruction C.9):     x .000278
     (viii)  Registration fee due [multiply Item 5(v) by Item
5(vii)] 				(cont.)
               (enter "0" if no fee is due): = $329,348
 6.  Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state that number here:   N/A.

7. Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year(see Instruction
D): +$0

 8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7] = $329,348
 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                       Method of Delivery:
                                             x      Wire Transfer
                                                   Mail or other
means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)     \s\ Kevin J. Blanchfield

                                       Kevin J. Blanchfield/
						Vice President and Treasurer
							of the Funds

Date:  March  17, 1999







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